Concentration of Credit Risk (Details) - Sales Revenue, Net - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer A
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	21.00%
Customer B
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	13.00%
Customer C
Revenue, Major Customer
Entity-wide revenue by major customer, percentage		34.00%
Customer D
Revenue, Major Customer
Entity-wide revenue by major customer, percentage			20.00%
Customer E [Member]
Revenue, Major Customer
Entity-wide revenue by major customer, percentage			11.00%